Via Federal Express and EDGAR

Mr. Jeffrey Riedler
Division of Corporation Finance,
Securities and Exchange Commission,
100 F Street, N.E.,
Room 1580,
Mail Stop 6010,
Washington, D.C. 20549.

September 15, 2006

Re:                               OneBeacon Insurance Group, Ltd.
(Form S-1, File No. 333-136287)

Dear Mr. Riedler:

On behalf of our client, OneBeacon Insurance Group, Ltd. (the “Company”), we enclose herewith Amendment No. 1 (“Amendment No. 1”) to the Company’s Registration Statement on Form S-l (including marked copies to show changes from the first filing on August 4, 2006) and the Company’s responses to the Staff’s comment letter (the “Comment Letter”) dated August 30, 2006 concerning the Company’s Registration Statement on Form S-l (the “Registration Statement”).  Except as otherwise noted in this letter, the information provided in response to the Comment Letter has been supplied by the Company, which is solely responsible for it.  Capitalized terms used herein and not otherwise defined herein have the meanings ascribed thereto in Amendment No. 1.

To facilitate the Staff’s review, we have included in this letter the captions and numbered comments in bold text and have provided the Company’s responses immediately following each numbered comment.  References to page numbers herein are references to page numbers in the enclosed marked copy of Amendment No. 1.

The following are the Company’s responses to the Comment Letter:

General

1.                                      Please note that when you file a pre-effective amendment containing pricing-related information, we may have additional comments.

The Company acknowledges the Staff’s comment and will include all pricing related information in a future amendment that will be filed with adequate time for Staff review prior to requesting effectiveness.

2.                                      Please note that when you file a pre-effective amendment that includes your price range, it must be bone fide.  We interpret this to mean that your range may not exceed $2 if you price below $20 and 10% if you price above $20.

The Company acknowledges the Staff’s comment and hereby confirms that when it files a pre-effective amendment that includes the price range, the Company intends to include a bona fide range within the limitation suggested by the Staff.

3.                                      Please note that where we provide examples to illustrate what we mean by our comments, they are examples and not exhaustive lists.  If our comments are applicable to portions of the filing that we have not cited as examples, make the appropriate changes in accordance with our comments.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that it understands the intent of the Staff in providing examples and has attempted to make appropriate changes in Amendment No. 1 in accordance with the Staff’s comment.

Prospectus Cover Page

4.                                      Please revise the reference to the Risk Factors section so that you have properly highlighted the text by, for example, bolding it.  See Item 501(b)(5) of Regulation S-K.

The Company has complied with this comment by bolding the reference to the Risk Factors section on the prospectus cover page in this filing of Amendment No. 1.

Summary, page 1

Overview, page 1

5.                                      Your summary does not present a balanced view of your company and its operations.  Please revise the summary to provide disclosure regarding any negative aspects of your company’s experiences, strategy and prospects. Please also note that the balancing disclosure you provide should be no less prominent than your positive disclosure.  In that regard, we note that you included a cross-reference to the risk factor section on page 6.  We do not believe that the inclusion of the cross-reference sufficiently makes the summary balanced.  Please revise your summary accordingly.

The Company has complied with this comment by expanding “Risks Related to our Business and Offering” on page 6 of Amendment No. 1 to provide a more balanced summary of the Company and its operations. The Company believes that by expanding this section, it has provided disclosure regarding the negative aspects of the Company’s experiences, strategy and prospects that balances, in an equally prominent manner, the summary disclosure regarding the Company’s operations and its competitive strengths and business strategy.

6.                                      Additionally with respect to your disclosure concerning your business strategy, if you choose to retain that topic, please balance the discussion of your strategy with a discussion of obstacles and risks in implementing the stated business objectives.  Similarly, with respect to your competitive strengths, please balance that discussion with certain weaknesses you face as compared to other companies in the same industry.

Please see the Company’s response to Comment 5.

7.                                      Please expand the discussion on page two to provide additional information concerning your selectivity with respect to agents.  For example, what criteria do you use and what percentage of applicants are selected as agents?

The Company has complied with this comment by revising the disclosure on page 2 of Amendment No. 1.

8.                                      Please provide us with appropriate documentation supporting your statement regarding your ratings from the various agencies in the third full paragraph on page 2.  In addition, please indicate how frequently each of these agencies reviews their ratings for you, and how long you have maintained each of ratings from each agency.  Further, please state here that the ratings are designed to reflect your ability to meet obligations to policy and contract holders and are not evaluations directed to the protection of investors in common shares.

The Company is supplementally providing to the Staff independent support for these statements under separate cover in Annex A concurrently with the filing of Amendment No. 1.  The Company has complied with this comment by revising the disclosure on page 2 of Amendment No. 1.

9.                                      You indicate on page 23 of the risk factor entitled “The price of our Class A common shares may decline due to the large number of outstanding shares eligible for future sale to the public” that Class B common shares “will automatically convert into Class A common shares fungible with the common shares to be sold in this offering on a one-for-one basis upon transfer to any person who is not White Mountains or one of its subsidiaries.”  Please provide similar information in this section.

The Company has complied with this comment by revising the disclosure on page 2 of Amendment No. 1.

“Our loss and loss adjustment expense reserves may be inadequate to cover our . . . .,” page 12

10.                               Please revise to briefly describe your level of reserves for the past three fiscal years, whether those reserves have been adequate and whether you have made any adjustments to those reserves because of deficiencies.

The Company has complied with this comment by revising the disclosure on page 13 of Amendment No. 1.

“Exposure to asbestos or environmental claims could materially adversely . . . .,” page 12

11.                               Please indicate what percentage of your insurance relating to asbestos or environmental coverage is under reinsurance arrangements.

The Company has complied with this comment by revising the disclosure on pages 14-15 of Amendment No. 1.

12.                               You indicate that you have a reinsurance contract from the National Indemnity Company for up to $2.5 billion of coverage and that at June 30, 2006, you had ceded estimated incurred losses of approximately $2.1 billion. Please indicate what percentage of your coverage related to asbestos or environmental coverage this reinsurance coverage relates to.

The Company has complied with this comment by revising the disclosure on pages 14-15 of Amendment No. 1.

13.                               You indicate that you experienced an increase in the number of new asbestos-related claims in 2002, 2003 and 2004.  You also state the such claims fell during 2005 and 2006.  Please disclose by what percentage new asbestos-related claims rose during the years 2002, 2003 and 2004.  Please also disclose by what percentage such claims fell during 2005 and 2006.

The Company has complied with this comment by revising the disclosure on page 14 of Amendment No. 1.

“We may not be able to successfully alleviate risk through reinsurance . . . .,” page 13

14.                               Please indicate what percentage of each of your insurance lines are part of reinsurance arrangements.

The Company’s reinsurance programs are primarily placed on an excess of loss basis (see “Business—Reinsurance Protection and Catastrophe Management” beginning on page 102 for a description of the Company’s reinsurance programs) and as such are designed to reduce the potential volatility in the Company’s results caused by single event large losses.  Unlike proportional reinsurance, there is not a specific percentage of risk for an individual line of insurance ceded to the reinsurers; instead, the Company’s reinsurance programs cover exposures within those of the Company’s lines of business that are exposed to single event large losses.

15.                               You indicate that a number of reinsurers in the industry experienced a deterioration in their financial condition in the aftermath of the 2001 terrorist attacks and the active 2005 hurricane season.  Please indicate if any of your reinsurers were affected and what, if any, the impact was on your operations.

The Company has complied with this comment by revising the disclosure on page 15 of Amendment No. 1.  Following the 2001 terrorist attacks several reinsurers on the Company’s programs withdrew from the reinsurance business and subsequent to the hurricanes of 2005 several other reinsurers experienced rating agency downgrades.  The impact of both events on the Company’s operations has been negligible.  The Company has not had problems in the collection of reinsurance recoverables from these reinsurers as a result of either of these events.

“Unpredictable catastrophic events could adversely affect our financial . . . .,” page 14

16.                               You indicate that you had losses of $69.1 million in 2005 from hurricanes Katrina, Rita and Wilma, which exceeded your internal expectations.  Please quantify by how much the losses resulting from the hurricane exceeded your internal expectations.  Please also clarify how such losses materially impacted your operations.

The Company has complied with this comment by revising the disclosure on page 16 of Amendment No. 1. The Company had losses resulting from hurricanes Katrina, Rita and Wilma of $69.1 million in 2005, which exceeded the Company’s internal expectations by $24.1 million.  Although losses from these hurricanes certainly impacted the Company’s earnings for 2005, the Company does not believe that these losses had a material impact on the Company’s financial condition or operations or its ability to continue to conduct its business as it had prior to the hurricanes. The Company’s GAAP combined ratio for 2005 was 98.6%.

“We may not maintain favorable financial strength ratings, which could adversely . . . .,” page 15

17.                               Please revise this risk factor to include a statement that the rating is not a recommendation to buy, sell or hold securities.

The Company has complied with this comment by revising the disclosure on page 17 of Amendment No. 1.

18.                               If your company or one of your reinsurers is currently being considered for a financial strength rating downgrade, please disclose that fact in this risk factor.

The Company is not currently being considered for a financial strength rating downgrade.  Further, all of the Company’s reinsurers are currently rated A- or better by S&P and A. M. Best.  While several of the Company’s reinsurers have a negative outlook (which does not necessarily signify that the Company is being considered for a downgrade), only one of the Company’s reinsurers, Renaissance Reinsurance Limited, currently rated A, is under review (which may signify a potential downgrade) by A.M. Best.  Accordingly, the Company believes that it is not necessary to add any disclosure to this risk factor.

“We are an insurance holding company with no direct operations, and our . . . .,” page 16

19.                               Please explain whether or not you currently have enough cash and/or expected dividends to service your debt and other current outstanding obligations.

The Company has complied with this comment by revising the disclosure on page 18 of Amendment No. 1.

20.                               Please revise this risk factor to disclose the regulatory requirements relating to the payment of the dividends from your subsidiaries, such as any maximum percentage restrictions.

The Company has complied with this comment by revising the disclosure on page 18 of Amendment No. 1.

21.                               Please revise to discuss the state insurance law requirements that insurance companies maintain specified levels of statutory capital and surplus.

The Company has complied with this comment by revising the disclosure on page 18 of Amendment No. 1.

“We may suffer losses from unfavorable outcomes from litigation and other . . .,” page 17

22.                               Please disclose the amount of your reserves for litigation.

The Company respectfully submits to the Staff that disclosing the portion of reserves attributable to the cost of litigation may adversely affect ongoing legal proceedings.  Accordingly, the Company believes that it is not necessary to add any disclosure to quantify the amount of litigation reserves.  The Company has revised the disclosure on page 19 of Amendment No.1 to clarify this risk factor.

“We may be unable to collect amounts utilized to capitalize reciprocal exchanges . . . .,” page 18.

23.                               Please indicate the total amount you have loaned to the three member, not-for-profit insurance associations to date.  Please also indicate the total amount of surplus notes you currently hold of the associations.

The Company has complied with this comment by revising the disclosure on page 20 of Amendment No. 1.

“A failure to and retain key personnel could reduce our revenues and . . . .,” page 18

24.                               Please disclose whether you have key man life insurance policies on any key employees.

The Company has complied with this comment by revising the disclosure on page 20 of Amendment No. 1.

25.                               To the extent that you have experienced problems attracting and retaining key executives in the recent past, please revise to describe these problems. Additionally, if any key employee has plans to retire or leave your company in the near future, please revise the discussion to disclose this information.

The Company respectfully advises the Staff that it has not, in the recent past, experienced problems attracting and retaining key executives.  Accordingly, the Company does not believe that it is necessary to revise this risk factor.  However, it is anticipated that Mr. Gary Black (age 60), Chief Claims Officer, will retire at the end of 2006 in the ordinary course of business.  This risk factor has been revised to include this information on page 20 of Amendment No. 1.

“We may need additional capital in the future, which may not be available to . . . .,” page 20

26.                               To the extent practicable, please quantify your future capital requirements.

The Company respectfully advises the Staff that it may, in the future, be required to secure additional capital for purposes of funding its liquidity needs, replacing existing capital, or capitalizing upon corporate opportunities such as mergers and acquisitions and investing in existing businesses.  In general, management does not know if and when any of these potential events will occur, and as such believes it is not practicable to quantify the potential capital requirements related to each.  However, management is certain that the Company’s senior notes, with a face value of $700 million, will mature in 2013, requiring either full payment by the Company or a refinancing thereof, and has revised the disclosure accordingly on page 22 of Amendment No. 1.

“Control of us by White Mountains and the holding of White Mountains shares . . . .,” page 21

“White Mountains may compete with us and the involvement of those individuals . . . .,” page 21

27.                               Your directors owe a fiduciary duty to you and your shareholders. Please tell us why you believe it is appropriate to include a provision waiving shareholders rights to raise claims alleging conflicts of interest.

The Company has been advised that including provisions in its bye-laws waiving the rights of shareholders to raise claims alleging conflicts of interest against any officer or director of White Mountains who is also an officer or director of the Company does not violate any statutory or regulatory laws of Bermuda, the Company’s jurisdiction of incorporation.  The Company respectfully submits that there is no restriction on its ability to include such provisions in its bye-laws and further submits that it believes it has adequately described the substance and impact of such provisions for the benefit of prospective investors on pages 23-24 and 143-145 of Amendment No. 1.

28.                               Do you have policies or procedures in place to address or minimize the potential conflicts of interest that you indicate may arise?

The Company’s bye-laws will contain provisions regulating and defining the conduct of our affairs as they may involve White Mountains and its officers and directors, and the Company’s powers, rights, duties and liabilities and those of its officers, directors and shareholders in connection with its relationship with White Mountains.  In general, these provisions recognize that the Company and White Mountains may engage in the same or similar business activities and lines of business, have an interest in the same areas of corporate opportunities and that the Company and White Mountains will continue to have contractual and business relations with each other, including service of officers and directors of White Mountains serving as the Company’s directors. The bye-law provisions will set forth specific guidelines how these conflicts will be resolved to avoid disputes in the future and so that both investors, on the one hand, and individuals who are officers, directors or employees of both White Mountains and of OneBeacon, on the other hand, will be fully protected when conflicts arise as long as the guidelines are followed.  These provisions are more fully discussed on pages 143-145 of Amendment No. 1.

“Refinancing of our senior notes may occur on unfavorable terms,” page 22

29.                               Please indicate what percentage of your voting stock White Mountains will own after the offering.

The Company advises the Staff that it has revised the disclosure on page 24 of Amendment No. 1 in anticipation of the inclusion of the percentage of voting stock to be owned by White Mountains after the offering and hereby confirms it intends to include such information, where appropriate, once it has been determined in a pre-effective amendment.

“Anti-takeover provisions of our bye-laws could delay or prevent a change . . . .,” page 23

30.                               Briefly identify the provisions in your articles of incorporation, bylaws and Bermuda law that would impede a change in control.

The Company has complied with this comment by revising the disclosure on pages 25-26 of Amendment No. 1.  In addition, the Company advises the Staff that the Company’s memorandum of association does not, and is not intended to, contain any provisions that would impede a change of control.

31.                               Additionally, revise your heading and discussion to state that these provisions could also result in an entrenchment of management.

The Company has complied with this comment by revising the disclosure on page 25 of Amendment No. 1.

Forward-Looking Statements, page 26

32.                               Section 27A of the Securities Act specifically excludes from protection statements you make in connection with initial public offerings.  If you wish to include forward-looking statement disclaimers you should include a statement that the Private Securities Litigation Reform Act of 1995 and Section 27A of the Securities Act do not protect any statements you make in connection with this offering.

The Company has complied with this comment by revising the disclosure on page 29 of Amendment No. 1.

Dividend Policy, page 27

33.                               Please disclose the amount your subsidiaries currently have available to pay dividends to you.

The Company has complied with this comment by revising the disclosure on page 30 of Amendment No. 1.

Unaudited Pro forma Condensed Financial Statements, page 29

Pro forma Condensed Income Statement, page 32

34.                               Please revise your presentation to include historical primary and fully diluted per share data based on continuing operations together with the number of shares used to compute such per share data as required by Rule 11-02(b)(7) of Regulation S-X.

In response to the Staff’s comment, the Company has revised the tables on pages 34-35 of Amendment No. 1 in anticipation of the inclusion of per share data and hereby confirms that the Company intends to include per share data where appropriate in the pre-effective amendment that it will file containing the bona fide range and stock split information.  The Company acknowledges that the Staff may have further comments when the Company files this amendment.

35.                               We refer to adjustment (H) of your pro forma statements of income. Please explain to us why you believe that showing the effect of the deposit to the trust as if it was made at January 1, 2005 is an acceptable pro forma adjustment under Article 11 of Regulation S-X.  In your response please tell us how this adjustment is factually supportable.

The Company believes that showing the effect of the deposit to the trust as if it were made at January 1, 2005 is an appropriate pro forma adjustment under Article 11 of Regulation S-X as it is directly attributable to the offering and is expected to have a continuing financial impact subsequent to the offering. Further, the assets in the trust will remain segregated from the Company’s other general assets and will not be available to the Company for any other use than the payment of the Berkshire Preferred Stock, the Zenith Preferred Stock, and dividends thereon. The assets placed in the trust will be a portfolio of fixed maturity securities issued by the U.S government or government sponsored enterprises. The Company will not have the ability to control the use of assets in the trust subsequent to the offering, and the Company did not have sufficient available assets at January 1, 2005 to fund the trust without an additional capital contribution and/or settlement of intercompany amounts due from White Mountains.  Therefore, the Company believes that a pro forma adjustment to reflect assumed net investment income on assets placed in the trust is appropriate.

The Company believes that the adjustment is factually supportable as the calculation was performed based on the required cash flows to pay the Company’s obligations to the holders of the Berkshire Preferred Stock and the Zenith Preferred Stock until their redemption dates of May 2008 and June 2007, respectively. These cash flows were determined assuming a deposit in the trust at January 1, 2005 such that the principal and interest earned on the principal would be sufficient to meet the Company’s obligations when due.  In making this determination, the Company selected a risk-free interest rate existing at January 1, 2005, as that rate is the one expected to be earned from a portfolio of fixed maturity securities issued by the U.S government or government sponsored enterprises.

36.                               Please tell us how your presentation of “Other comprehensive income (loss)” and “Comprehensive net income” on this page and on the preceding page complies with Rule 11 presentation requirements or revise as appropriate.

The Company has complied with Article 11 of Regulation S-X by adding an additional pro forma income statement adjustment to eliminate income from discontinued operations.

The Company believes that its presentation of “Other comprehensive income (loss)” and “comprehensive net income” is in compliance with Article 11 of Regulation S-X because the pro forma income statement does not include income from discontinued operations, extraordinary items or cumulative effects of accounting changes (with the adjustment referenced above).  Further, the Company believes comprehensive net income to be a more meaningful presentation to investors than net income from continuing operations.   Comprehensive net income includes changes in unrealized gains and losses on the Company’s investment portfolio, which is a significant component of the Company’s operations.  As discussed on page 58 of the S-1, the Company’s investment philosophy is to maximize its after-tax investment return over the long term.  Under this approach, the Company values each dollar of after-tax investment income and realized and unrealized gains and losses equally.  Therefore, the Company believes that the presentation of pro forma comprehensive net income captures all of the financial statement components of the Company’s investment performance.

Management’s Discussion and Analysis of Financial Condition, page 37

Discontinued Operations, page 41

37.                               Please revise your disclosure of the sale of certain subsidiaries as part of the internal reorganization to discuss whether you recognized gain or a loss on these sales.  Please tell us why apparently the $8.7 million gain on the sale of National Farmers Union Standard in 2003 and the $8 million sale of Traders and Pacific Insurance Company disclosed in this section were not recognized on the face of the Consolidated Statements of Income and Comprehensive Income on page F-4.

The Company has complied with the first sentence of this comment by revising the disclosure on page 44 of Amendment No. 1.

The Company recognized the $8.7 million gain on the sale of National Farmer’s Union Standard in 2003 as a component of income from discontinued operations, and the Company recognized the gain on the sale of Traders and Pacific Insurance Company as a component of other revenue.  National Farmer’s Union Standard was owned by National Farmer’s Union Property and Casualty Company, which the Company has presented as a discontinued operation in the Company’s historical financial statements as a result of its sale in 2005.  The Company does not believe that either transaction was material enough for separate presentation on the face of the Company’s financial statements.

Both sales were sales of inactive licensed companies, whereby a company that is seeking to obtain insurance licenses acquires an insurance company from which all active business operations have been stripped.  Prior to the consummation of the Traders and Pacific Insurance Company and National Farmer’s Union Standard sales, all of the insurance business historically written by National Farmer’s Union Standard and Traders and Pacific Insurance Company was transferred to another subsidiary of the Company, as well as any employees and other assets and liabilities.  Therefore, in each case the third party acquiring company purchased the legal insurance entity, which only contained insurance licenses and related investment assets that are required to be on deposit with insurance regulators to keep the licenses active. As a result, the Company does not believe that the sale of Traders and Pacific Insurance Company qualified for discontinued operations treatment, as it was not considered to be a sale of a business. Further, the Company does not believe that the sale of National Farmer’s Union Standard qualified for discontinued operations treatment when it was sold in 2003, as it was not considered to be a sale of a business until the Company sold its parent, National Farmer’s Union, in the third quarter of 2005. When the Company sold National Farmer’s Union, the gain on the sale of National Farmer’s Union Standard was reclassified as discontinued operations.

Montpelier Investment, page 58

38.                               Please explain why you are exchanging your investment in the common shares of Montpelier for an agreed-upon portfolio of common equity and fixed maturity securities of equal value that is currently owned by White Mountains.

The Company has complied with this comment by revising the disclosure on pages 7 and 61-62 of Amendment No. 1.

Liquidity and Capital Resources, page 59

39.                               Fully explain why cash was used in continuing operations in each period presented when net income was reported.  Discuss if this trend is expected to continue.  Explain the underlying reasons for the large changes from period to period in line items presented on the statement of cash flows.

The Company has complied with this comment by revising the disclosure on pages 63-69 of Amendment No. 1.

Contractual Obligations and Commitments, page 62

40.                               Please revise the contractual obligations table to include your pension and other benefit plan obligations as it would appear that these liabilities represent future legal obligations of the Company and are material.  The purpose of Financial Reporting Release 67 is to obtain enhanced disclosure concerning a registrant’s contractual payment obligations and the exclusion of ordinary course items would be inconsistent with the objective of the Item 303(a)(5) of Regulation S-K.

The Company has complied with this comment by revising the disclosure on page 66 of Amendment No. 1.

Critical Accounting Estimates, page 65

Loss and LAE, page 66

41.                               We believe your disclosure regarding the estimation of the reserve for loss and loss adjustment expenses could be improved to better explain the judgments and uncertainties surrounding this estimate and the potential impact on your financial statements.  We believe in order to meet the principal objectives of MD&A this disclosure should enable the investor to understand 1) management’s method for establishing the estimate; 2) whether and if so to what extent and why management has adjusted their assumptions used to determine the estimate from the assumptions used in the immediately preceding period and 3) the potential variability in the most recent estimate and the impact this variability may have on reported results, financial condition and liquidity.  Please keep these points in mind when revising your disclosures in response to the comments listed below. Please include the information for each material line of business.

a.                                       It is unclear from your disclosures whether the four methods used to evaluate your loss and LAE reserves discussed on pages 67 and 68 are applied for the Non-Asbestos and Environmental reserves only or apply to the Construction Defect Claims and to the Asbestos and Environmental Reserves as well. Please clarify.

The Company has complied with this comment by revising the disclosure on page 70 of Amendment No. 1.

b.                                       We did not understand from your disclosures what percentage of the reserves established at year end relate to the company’s Non-Asbestos and Environmental claims reserves as distinguished from the Construction Defect claims and from the Asbestos and Environmental claim reserves.  Please clarify.  Please disclose how these products are included in the various business lines disclosed in the table on page 72.

The Company has complied with this comment by revising the disclosure on page 77 of Amendment No. 1.  The majority of the losses presented in the table on page 82 of Amendment No. 1 are non-A&E as the loss amounts disclosed are net of reinsurance.  The amounts in the table that are A&E related are included in our “workers compensation,” “multiple peril” and “other” lines of business.  The amounts in the table that are

Construction Defect related are included in our “general liability” and “multiple peril” lines of business.

c.                                       Please revise your disclosures to clearly identify and describe those key assumptions that materially affect the estimate of the reserves for all lines of business or product categories discussed.  For example, the current disclosure on page 66 of the factors considered such as “claims development experience” and “trends in case reserves” for the Non-Asbestos and Environmental product line is too general and does not provide a clear understanding of the key assumptions that affect the estimate. In addition please disclose the following:

1.                                      For each of your key assumptions quantify and explain what caused them to change from the assumptions used in the immediately preceding period.  Please note that this discussion should supplement, rather than duplicate the disclosure provided responsive to Industry Guide 6.

2.                                      Explicitly identify and discuss key assumptions as of December 31, 2005 that are premised on future emergence that are inconsistent with historical loss reserve development patterns and explain why these assumptions are now appropriate given the inconsistency identified.

The Company has complied with this comment by revising the disclosure on pages 77-81 of Amendment No. 1.

d.                                       Please include a narrative discussion of the key assumptions that could cause actual losses to be closer to either of the tails of the ranges disclosed on page 73.

The Company has complied with this comment by revising the disclosure on pages 77-81 of Amendment No. 1.

Business, page 78

Specialty Lines, page 81

42.                               You indicate on page 82 that Dewar is a leading provider of tuition reimbursement insurance since 1930.  Please provide us with third party documentation to support that statement.

Although the Company believes that the statement “Dewar is a leading provider of tuition reimbursement insurance” is supported by the Company’s belief that it has a leading share in this niche market, due to the limited number of companies that provide tuition reimbursement insurance (the Company believes that there is  only one other competitor providing tuition reimbursement insurance) and its long operating history, there is no independent industry data that supports this statement. The Company has deleted the phrase “leading provider” on page 93 of Amendment No. 1.

43.                               You indicate on page 82 that AutoOne is a market leader in “assigned risk” business in New York.  You also state on page 83 that AutoOne wrote more take-out business than all other carriers in New York combined and all of its take-out credits were sold to other carriers.  Please provide us with third party documentation to support these statements.

The Company respectfully advises the Staff that third-party documentation supporting the referenced statements in this comment is being provided under separate cover in Annex B concurrently with this filing.

This third party documentation is comprised of the latest report from the New York Automobile Insurance Plan (“NYAIP”) summarizing servicing carriers, dated May 1, 2006, as well as AIPSO circular Number TOC (NY) 6-12, dated May 15, 2006 (the “circular”), which provides the latest public data available on take-out credits in New York.  This circular shows take-out credits earned during calendar year 2005 and submitted through March 31, 2006 for each company that generated or purchased credits (the source of those credits is listed in parentheses after the company’s name).  AutoOne (listed as “AOIC” on the circular) generated 58.1% of all liability credits and 54.7% of all physical damage credits for calendar year 2005.

Loss and LAE Reserves, page 92

44.                               Please revise your filing to include a reconciliation of your claims reserves as required by Industry Guide 6.B(l).

The Company has complied with this comment by revising the disclosure on pages 103-104 of Amendment No. 1, to add the reconciliation of the Company’s claims reserves as required by Industry Guide 6.B(l).

Primary Insurance Operations Loss and LAE, page 93

45.                               The amounts presented in the ten year development table and in the table on page 94 do not appear to agree in all cases to the amounts presented in the Consolidated Balance Sheets on page F-3 or to the rollforward presented on page F-18. Please reconcile the differences and explain.  Apparently you only recorded $99 million of unfavorable development on prior accident year loss reserves in 2005 of the cumulative net deficiency of $105.9 million at the end of 2004.  Please explain the reason for the difference in amounts recorded vs. cumulative net deficiencies observed for all periods presented.

The Company has complied with this comment by revising the disclosure on page 106 of Amendment No. 1.

Principal and Selling Shareholder, page 116

46.                               Please revise your disclosure to indicate that White Mountains Bermuda Ltd. is the selling shareholder and that this entity is wholly owned by White Mountains Insurance Group, Ltd.

The Company has complied with this comment by revising the disclosure on page 130 of Amendment No. 1.

Consolidated Financial Statements

Notes to Consolidated Financial Statements, page F-7

Note 4. Reserves for Unpaid Losses and Loss Adjustment Expenses, page F-16 – F-21

47.                               Please revise the discussion of the reserve development on prior accident year reserves to better identify the nature of the loss reserve development. While your current disclosure identifies the lines of business and the years in which the revisions took place, it does not provide sufficient detail on the nature and extent of the emerging trends experienced.  Ensure your disclosure clarifies the timing of the change in estimate such as why recognition occurred in the periods that it did and why recognition in earlier periods was not required.

The Company has complied with this comment by revising the disclosure on pages F-18 and F-19 of Amendment No. 1.

Consolidated Financial Statements, Unaudited, page F-56

Consolidated Balance Sheets, page F-57

48.                               The statements presented on this page should be labeled “Unaudited.” Please revise.

The Company respectfully advises the Staff that the statements on page F-58 of Amendment No. 1 dated as of December 31, 2005 are audited, while the statements dated as of June 30, 2006 are unaudited.  Therefore, the Company submits that it should not relabel all the statements presented on this page as “Unaudited” but rather maintain the current headings to clarify that only certain of the financial information presented is unaudited.

49.                               Please revise your interim financial statement disclosures based on the preceding audited financial statement comments, as applicable.

As disclosed on page F-68 of Amendment No. 1, the Company did not experience any material favorable or unfavorable development on prior accident year loss reserves during the six months ended June 30, 2005 and 2006. Accordingly, the

Company has not revised its interim financial statement disclosures in response to the Staff’s comments.

Exhibits

50.                               Please file as promptly as possible all exhibits required by the Exhibit Table provided in Item 601(a) of Regulation S-K.  We note, for example, that you have not filed the opinion or consent of your legal counsel, along with other exhibits.  Please note that we may have comments on these exhibits once they are filed.

Certain exhibits, including the draft legality opinion, have been filed together with Amendment No. 1.  The Company will include additional exhibits in later filings as they become available.  The Company acknowledges that the Staff will need sufficient time to review such materials and may have comments on them or on related disclosure in the Registration Statement.

                Thank you for your assistance regarding this matter.  Please contact me at (212) 474-1644 with any further comments or questions you may have.

Very truly yours,

/s/ WILLIAM J. WHELAN, III
William J. Whelan, III

cc:                                 Mr. Thomas L. Forsyth
Ms. Susan J. Sutherland
Ms. Stacy J. Kanter